PROPERTY AND EQUIPMENT (Disclosure of property and equipment) (Details) - CAD ($)		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,770,457
Balance at March 31, 2025	$ 7,156,989
Less: property held for sale	(1,878,107)	(1,878,107)	$ 0
Ending balance	5,278,882	5,278,882	7,770,457
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,532,570	9,595,977
Additions		1,398	214,835
Disposals		(36,933)	(278,242)
Transfers		0	0
Ending balance	9,497,035	9,497,035	9,532,570
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,762,113)	(1,260,110)
Amortisation for the period		600,322	613,714
Disposals		(22,389)	(111,711)
Transfers		0	0
Ending balance	(2,340,046)	(2,340,046)	(1,762,113)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,910,156
Balance at March 31, 2025	1,878,107
Less: property held for sale	(1,878,107)	(1,878,107)
Ending balance	0	0	1,910,156
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,064,993	2,064,993
Additions		0	0
Disposals		0	0
Transfers		0	0
Ending balance	2,064,993	2,064,993	2,064,993
Land and buildings [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(154,837)	(110,524)
Amortisation for the period		32,049	44,313
Disposals		0	0
Transfers		0	0
Ending balance	(186,886)	(186,886)	(154,837)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,143,510
Balance at March 31, 2025	4,788,634
Less: property held for sale	0	0
Ending balance	4,788,634	4,788,634	5,143,510
Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,852,843	4,026,944
Additions		0	103,651
Disposals		0	(278,242)
Transfers		0	2,000,490
Ending balance	5,852,843	5,852,843	5,852,843
Plant and Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(709,333)	(472,222)
Amortisation for the period		354,876	348,822
Disposals		0	(111,711)
Transfers		0	0
Ending balance	(1,064,209)	(1,064,209)	(709,333)
Office furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		129,031
Balance at March 31, 2025	90,641
Less: property held for sale	0	0
Ending balance	90,641	90,641	129,031
Office furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		247,532	243,499
Additions		1,398	4,033
Disposals		(36,933)	0
Transfers		0	0
Ending balance	211,997	211,997	247,532
Office furniture and Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(118,501)	(86,590)
Amortisation for the period		25,244	31,911
Disposals		(22,389)	0
Transfers		0	0
Ending balance	(121,356)	(121,356)	(118,501)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		80,165
Balance at March 31, 2025	51,894
Less: property held for sale	0	0
Ending balance	51,894	51,894	80,165
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		354,705	354,705
Additions		0	0
Disposals		0	0
Transfers		0	0
Ending balance	354,705	354,705	354,705
Leasehold improvements [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(274,540)	(246,192)
Amortisation for the period		28,271	28,348
Disposals		0	0
Transfers		0	0
Ending balance	(302,811)	(302,811)	(274,540)
Right Of Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		454,886
Balance at March 31, 2025	295,004
Less: property held for sale	0	0
Ending balance	295,004	295,004	454,886
Right Of Use [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		959,788	959,788
Additions		0	0
Disposals		0	0
Transfers		0	0
Ending balance	959,788	959,788	959,788
Right Of Use [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(504,902)	(344,582)
Amortisation for the period		159,882	160,320
Disposals		0	0
Transfers		0	0
Ending balance	(664,784)	(664,784)	(504,902)
Under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,709
Balance at March 31, 2025	52,709
Less: property held for sale	0	0
Ending balance	52,709	52,709	52,709
Under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,709	1,946,048
Additions		0	107,151
Disposals		0	0
Transfers		0	(2,000,490)
Ending balance	52,709	52,709	52,709
Under construction [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Amortisation for the period		0	0
Disposals		0	0
Transfers		0	0
Ending balance	$ 0	$ 0	$ 0